Post-employee benefit plans	6 Months Ended
Jun. 30, 2018
Employee Benefits [Abstract]
Post-employment benefit plans

Note 10 Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
DB pension	(53)	(53)	(106)	(101)
DC pension	(24)	(24)	(57)	(55)
OPEBs	(1)	(1)	(2)	(3)
Plan amendment gain on OPEBs	—	—	—	16
Less:
Capitalized benefit plans cost	15	14	29	29
Total post-employment benefit plans service cost included in operating costs	(63)	(64)	(136)	(114)
Other costs recognized in severance, acquisition and other costs	—	(4)	(4)	(4)
Total post-employment benefit plans service cost	(63)	(68)	(140)	(118)

COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
DB pension	(5)	(5)	(11)	(9)
OPEBs	(12)	(13)	(23)	(27)
Total interest on post-employment benefit obligations	(17)	(18)	(34)	(36)